CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income	$ 89,338	$ 79,326	$ 125,539
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(604)	(3,131)	(404)
Share-based compensation expenses	9,724	410	238
Fair value adjustments of a bifurcated derivative	0		346
Net cash used in operating activities	79,283	175,124	100,521
Cash flows from investing activities:
Net cash (used in) provided by investing activities	270,258	(187,580)	(9,888)
Cash flows from financing activities:
Repayment of convertible bond	0	20,753	0
Payment of dividends	(12,107)	(12,713)	(10,862)
Net cash provided by (used in) financing activities	(12,218)	(18,213)	(10,155)
Net increase (decrease) in cash, cash equivalents and restricted cash	376,450	(39,290)	71,078
Cash, cash equivalents and restricted cash, beginning of year	319,097	358,387	287,309
Cash, cash equivalents and restricted cash, end of year	695,547	319,097	358,387
Parent Company
Cash flows from operating activities:
Net income	89,709	79,396	125,261
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(109,150)	(81,564)	(127,752)
Share-based compensation expenses	9,724	410	238
Accretion of convertible bond	0	57	230
Fair value adjustments of a bifurcated derivative	0	0	346
Change in operating assets and liabilities	5,065	(142)	(28)
Net cash used in operating activities	(4,652)	(1,843)	(1,705)
Cash flows from investing activities:
Loans to subsidiaries	0	(19,775)	(4,200)
Maturity of short-term investments	11,318
Net cash (used in) provided by investing activities	11,318	(19,775)	(4,200)
Cash flows from financing activities:
Repayment of convertible bond		(20,753)
Proceeds of loans from subsidiaries	0	20,000	43,538
Payment of dividends	(12,107)	(12,713)	(10,862)
Net cash provided by (used in) financing activities	(12,107)	(13,466)	32,676
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,441)	(35,084)	26,771
Cash, cash equivalents and restricted cash, beginning of year	13,265	48,349	21,578
Cash, cash equivalents and restricted cash, end of year	$ 7,824	$ 13,265	$ 48,349